Public Offering - Summary of Ordinary Shares Reflected on Balance Sheet (Details) - USD ($)	8 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2023	Dec. 31, 2022
Public Offering
Gross proceeds	$ 276,000,000
Proceeds allocated to Public Warrants	(12,144,000)
Class A ordinary share issuance costs	(15,428,121)
Accretion of carrying value to redemption value	33,092,121	$ 255,875,758	$ 3,986,568
Class A ordinary shares subject to possible redemption	$ 281,520,000	$ 32,393,380	$ 285,506,568